Deposits	12 Months Ended
Dec. 31, 2019
Deposits

(7) Deposits

Deposits as of December 31, 2019 and 2018 and related interest expense for the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,815,835	$2,758,768
Foreign	730,070	696,072
Total demand non-interest bearing	3,545,905	3,454,840
Savings and interest bearing demand
Domestic	2,477,668	2,531,854
Foreign	790,161	736,383
Total savings and interest bearing demand	3,267,829	3,268,237
Time, certificates of deposit $100,000 or more
Domestic	636,005	590,895
Foreign	827,031	807,486
Less than $100,000
Domestic	302,620	323,377
Foreign	246,644	251,710
Total time, certificates of deposit	2,012,300	1,973,468
Total deposits	$8,826,034	$8,696,545

	2019	2018	2017
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$13,462	$11,029	$5,453
Foreign	2,917	1,735	755
Total savings and interest bearing demand	16,379	12,764	6,208
Time, certificates of deposit $100,000 or more
Domestic	7,804	4,741	3,644
Foreign	9,407	5,798	4,105
Less than $100,000
Domestic	2,232	1,589	1,312
Foreign	1,527	968	675
Total time, certificates of deposit	20,970	13,096	9,736
Total interest expense on deposits	$37,349	$25,860	$15,944

Scheduled maturities of time deposits as of December 31, 2019 were as follows:

Total
(in thousands)
2020	$1,848,026
2021	111,775
2022	38,415
2023	13,112
2024	944
Thereafter	28
Total	$2,012,300

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2019, were as follows:

Total
(in thousands)
Due within 3 months or less	$536,400
Due after 3 months and within 6 months	351,059
Due after 6 months and within 12 months	465,735
Due after 12 months	109,842
$1,463,036

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2019 and December 31, 2018 were $929,860 and $869,000, in thousands, respectively.